Cash Flow Analysis - Operating Activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flow Statement [Abstract]
Cash received from operations	€ 63,456	€ 63,514	€ 67,582
Cash paid from operations	(46,929)	(47,384)	(50,833)
Cash paid to suppliers	(40,508)	(40,831)	(43,650)
Cash paid to employees	(5,725)	(5,815)	(6,462)
Payments related to cancellation of commitments	(696)	(738)	(721)
Net payments of interest and other financial expenses net of dividends received	(1,726)	(2,143)	(2,445)
Net interest and other financial expenses paid	(1,755)	(2,187)	(2,490)
Dividends received	29	44	45
Taxes paid	(1,005)	(649)	(689)
Net cash flow provided by operating activities	€ 13,796	€ 13,338	€ 13,615
Cash received from operations, percent change	(0.10%)	(6.00%)
Cash paid from operations, percent change	(1.00%)	(6.80%)
Cash paid to suppliers, percent change	(0.80%)	(6.50%)
Cash paid to employees, percent change	(1.50%)	(10.00%)
Payments related to cancellation of commitments, percent change	(5.70%)	2.40%
Net payments of interest and other financial expenses net of dividends received, percent change	(19.50%)	(12.40%)
Net interest and other financial expenses paid, percent change	(19.80%)	(12.20%)
Dividends received, percent change	(34.10%)	(2.20%)
Taxes paid, percent change	54.90%	(5.80%)
Net cash flow provided by operating activities, percent change	3.40%	(2.00%)
Increase in income taxes paid, classified as operating activities	€ 356